Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events
Intercompany Liquidity Facilities
Upon maturity on February 16, 2023, the November 2022 Promissory Note was replaced by a $
125 million promissory
note that bears interest at a fixed rate of
5.9937% and matures on May 16, 2023.
Capital Contribution
On March 24, 2023, Brighthouse Life Insurance Company approved a capital contribution of $
100 million, which is
expected to be paid during the first quarter of 2023.